WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SOVEREIGN BONDS - 55.0%
Angola - 2.2%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	410,000	$381,665	(a)

Argentina - 1.1%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	21,020	5,377
Argentine Republic Government International Bond, Senior Notes, Step bond (3.875% to 7/9/23 then 4.250%)	3.875%	1/9/38	65,500	19,764
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23 then 6.375%)	5.250%	9/1/37	200,000	67,374	(b)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	151,800	100,315	(b)

Total Argentina				192,830

Bahrain - 3.2%
Bahrain Government International Bond, Senior Notes	4.250%	1/25/28	200,000	183,327	(a)
Bahrain Government International Bond, Senior Notes	7.500%	9/20/47	240,000	212,694	(b)
Bahrain Government International Bond, Senior Notes	6.250%	1/25/51	200,000	157,060	(b)

Total Bahrain				553,081

Chile - 0.8%
Chile Government International Bond, Senior Notes	3.100%	1/22/61	200,000	129,050

Colombia - 1.6%
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	200,000	146,185
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	200,000	123,428

Total Colombia				269,613

Costa Rica - 1.0%
Costa Rica Government International Bond, Senior Notes	5.625%	4/30/43	200,000	162,000	(a)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2022 Quarterly Report	1

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Dominican Republic - 3.1%
Dominican Republic International Bond, Senior Notes	6.000%	7/19/28	150,000		$144,937	(b)
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	150,000		124,377	(b)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	300,000		261,375	(b)

Total Dominican Republic					530,689

Ecuador - 1.5%
Ecuador Government International Bond, Senior Notes, Step bond (5.500% to 7/31/23 then 6.000%)	5.500%	7/31/30	158,760		97,295	(b)
Ecuador Government International Bond, Senior Notes, Step bond (2.500% to 7/31/23 then 3.500%)	2.500%	7/31/35	360,600		159,890	(b)

Total Ecuador					257,185

Egypt - 2.6%
Egypt Government International Bond, Senior Notes	6.588%	2/21/28	300,000		246,818	(a)
Egypt Government International Bond, Senior Notes	8.500%	1/31/47	300,000		201,702	(b)

Total Egypt					448,520

Ethiopia - 0.7%
Ethiopia International Bond, Senior Notes	6.625%	12/11/24	200,000		125,025	(a)

Gabon - 1.0%
Gabon Government International Bond, Senior Notes	6.625%	2/6/31	200,000		165,710	(a)

Ghana - 1.1%
Ghana Government International Bond, Senior Notes	10.750%	10/14/30	265,000		186,030	(b)

Indonesia - 2.8%
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	370,000		337,573	(b)
Indonesia Treasury Bond	8.375%	3/15/34	2,098,000,000	IDR	146,833

Total Indonesia					484,406

Ivory Coast - 1.1%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	210,000		187,950	(b)

Jamaica - 1.2%
Jamaica Government International Bond, Senior Notes	6.750%	4/28/28	200,000		211,790

See Notes to Schedule of Investments.

2	Western Asset Emerging Markets Debt Fund 2022 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Jordan - 2.2%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	200,000		$206,000	(b)
Jordan Government International Bond, Senior Notes	7.375%	10/10/47	200,000		168,515	(b)

Total Jordan					374,515

Kenya - 0.9%
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	200,000		158,617	(a)

Mexico - 1.9%
Mexican Bonos, Senior Notes	7.750%	11/23/34	1,700,000	MXN	78,165
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	300,000		244,764

Total Mexico					322,929

Nigeria - 2.3%
Nigeria Government International Bond, Senior Notes	8.375%	3/24/29	200,000		167,248	(b)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	300,000		232,536	(a)

Total Nigeria					399,784

Oman - 4.5%
Oman Government International Bond, Senior Notes	4.750%	6/15/26	200,000		192,704	(a)
Oman Government International Bond, Senior Notes	4.750%	6/15/26	200,000		192,705	(b)
Oman Government International Bond, Senior Notes	5.625%	1/17/28	200,000		196,404	(b)
Oman Government International Bond, Senior Notes	6.750%	1/17/48	200,000		183,841	(a)

Total Oman					765,654

Panama - 1.7%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	200,000		151,000
Panama Government International Bond, Senior Notes	3.870%	7/23/60	200,000		133,580

Total Panama					284,580

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2022 Quarterly Report	3

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Peru - 1.8%
Peruvian Government International Bond, Senior Notes	8.750%	11/21/33	200,000		$247,979
Peruvian Government International Bond, Senior Notes	3.550%	3/10/51	80,000		58,364

Total Peru					306,343

Qatar - 2.4%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	220,000		221,672	(b)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	200,000		194,750	(b)

Total Qatar					416,422

Romania - 0.8%
Romanian Government International Bond, Senior Notes	3.000%	2/14/31	180,000		144,227	(a)

Senegal - 0.9%
Senegal Government International Bond, Senior Notes	6.750%	3/13/48	210,000		152,879	(b)

South Africa - 1.1%
Republic of South Africa Government International Bond, Senior Notes	5.375%	7/24/44	250,000		192,831

Supranational - 0.4%
European Bank for Reconstruction and Development, Senior Notes	6.450%	12/13/22	994,600,000	IDR	63,277

Turkey - 2.1%
Turkey Government International Bond, Senior Notes	6.125%	10/24/28	200,000		178,500
Turkiye Ihracat Kredi Bankasi AS, Senior Notes	5.750%	7/6/26	200,000		177,390	(b)

Total Turkey					355,890

Ukraine - 0.9%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/27	200,000		47,025	*(b)(c)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/34	510,000		110,354	*(b)(c)

Total Ukraine					157,379

United Arab Emirates - 2.3%
Abu Dhabi Government International Bond, Senior Notes	3.125%	4/16/30	220,000		204,800	(b)
Finance Department Government of Sharjah, Senior Notes	4.000%	7/28/50	300,000		188,968	(b)

Total United Arab Emirates					393,768

See Notes to Schedule of Investments.

4	Western Asset Emerging Markets Debt Fund 2022 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Uruguay - 2.8%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	60,000	$60,066
Uruguay Government International Bond, Senior Notes	5.750%	10/28/34	230,000	250,373
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	94,000	92,919
Uruguay Government International Bond, Senior Notes	4.975%	4/20/55	80,000	76,996

Total Uruguay				480,354

Uzbekistan - 1.0%
Republic of Uzbekistan International Bond, Senior Notes	3.900%	10/19/31	200,000	161,959	(b)

TOTAL SOVEREIGN BONDS (Cost - $11,479,361)				9,416,952

CORPORATE BONDS & NOTES - 39.4%
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
IHS Holding Ltd., Senior Notes	5.625%	11/29/26	200,000	158,940	(b)

CONSUMER STAPLES - 0.8%
Beverages - 0.8%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	150,000	135,398	(b)

ENERGY - 14.1%
Oil, Gas & Consumable Fuels - 14.1%
Abu Dhabi Crude Oil Pipeline LLC, Senior Secured Notes	4.600%	11/2/47	200,000	179,709	(b)
Ecopetrol SA, Senior Notes	5.875%	11/2/51	200,000	132,822
Empresa Generadora de Electricidad Haina SA, Senior Notes	5.625%	11/8/28	200,000	169,774	(b)
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	179,894	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	210,000	159,171	(b)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	260,000	232,625	(b)
Pertamina Persero PT, Senior Notes	6.500%	5/27/41	200,000	205,712	(b)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	340,000	281,824
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	200,000	137,498	(a)
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	200,000	167,271
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	100,000	70,695
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	150,000	92,330
Petronas Capital Ltd., Senior Notes	2.480%	1/28/32	200,000	166,530	(a)

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2022 Quarterly Report	5

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Qatar Energy, Senior Notes	3.125%	7/12/41	200,000	$152,128	(b)
YPF SA, Senior Notes	8.500%	7/28/25	100,000	79,148	(a)

TOTAL ENERGY				2,407,131

FINANCIALS - 6.1%
Banks - 1.2%
Bank Leumi Le-Israel BM, Senior Notes	5.125%	7/27/27	200,000	198,866	(a)

Capital Markets - 0.9%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	200,000	164,250	(b)

Diversified Financial Services - 3.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	150,000	119,651
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	200,000	192,000	(a)
REC Ltd., Senior Notes	4.750%	5/19/23	200,000	198,940	(a)

Total Diversified Financial Services				510,591

Insurance - 1.0%
Sagicor Financial Co. Ltd., Senior Notes	5.300%	5/13/28	200,000	179,082	(b)

TOTAL FINANCIALS				1,052,789

INDUSTRIALS - 3.5%
Construction & Engineering - 1.1%
Hutama Karya Persero PT	3.750%	5/11/30	200,000	182,500	(b)

Road & Rail - 0.7%
Empresa de los Ferrocarriles del Estado, Senior Notes	3.068%	8/18/50	200,000	122,603	(a)

Transportation Infrastructure - 1.7%
DP World PLC, Senior Notes	4.700%	9/30/49	200,000	162,345	(a)
ENA Master Trust, Senior Secured Notes	4.000%	5/19/48	200,000	134,905	(b)

Total Transportation Infrastructure				297,250

TOTAL INDUSTRIALS				602,353

MATERIALS - 11.7%
Chemicals - 5.2%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	200,000	189,842	(a)
GC Treasury Center Co. Ltd., Senior Notes	2.980%	3/18/31	200,000	158,661	(b)
OCP SA, Senior Notes	5.125%	6/23/51	250,000	181,623	(b)
Orbia Advance Corp. SAB de CV, Senior Notes	5.875%	9/17/44	200,000	170,754	(b)
Sasol Financing USA LLC, Senior Notes	4.375%	9/18/26	200,000	181,724

Total Chemicals				882,604

See Notes to Schedule of Investments.

6	Western Asset Emerging Markets Debt Fund 2022 Quarterly Report

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 5.1%
Antofagasta PLC, Senior Notes	5.625%	5/13/32	200,000	$193,690	(b)
Corp. Nacional del Cobre de Chile, Senior Notes	4.500%	8/1/47	200,000	170,195	(b)
Indonesia Asahan Aluminium Persero PT, Senior Notes	5.450%	5/15/30	200,000	187,790	(a)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	100,000	109,138
Volcan Cia Minera SAA, Senior Notes	4.375%	2/11/26	250,000	214,596	(b)

Total Metals & Mining				875,409

Paper & Forest Products - 1.4%
Inversiones CMPC SA, Senior Notes	3.000%	4/6/31	200,000	164,967	(b)
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	100,000	78,222

Total Paper & Forest Products				243,189

TOTAL MATERIALS				2,001,202

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
China Aoyuan Group Ltd., Senior Secured Notes	8.500%	1/23/22	200,000	10,138	*(a)(d)
China Aoyuan Group Ltd., Senior Secured Notes	7.950%	2/19/23	200,000	10,537	*(a)(c)

TOTAL REAL ESTATE				20,675

UTILITIES - 2.2%
Electric Utilities - 2.2%
Eskom Holdings SOC Ltd.	6.350%	8/10/28	200,000	188,250	(a)
Lamar Funding Ltd., Senior Notes	3.958%	5/7/25	200,000	190,631	(a)

TOTAL UTILITIES				378,881

TOTAL CORPORATE BONDS & NOTES (Cost - $8,173,397)				6,757,369

TOTAL INVESTMENTS - 94.4% (Cost - $19,652,758)				16,174,321
Other Assets in Excess of Liabilities - 5.6%				957,602

TOTAL NET ASSETS - 100.0%				$17,131,923

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	The coupon payment on this security is currently in default as of November 30, 2022.

(d)	The maturity principal is currently in default as of November 30, 2022.

See Notes to Schedule of Investments.

Western Asset Emerging Markets Debt Fund 2022 Quarterly Report	7

WESTERN ASSET EMERGING MARKETS DEBT FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2022

Abbreviation(s) used in this schedule:

IDR	— Indonesian Rupiah
JSC	— Joint Stock Company
MXN	— Mexican Peso

At November 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	3	3/23	$338,828	$340,500	$(1,672)

At November 30, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	49,000	USD	48,119	JPMorgan Chase & Co.	12/15/22	$2,934
USD	99,645	EUR	99,176	JPMorgan Chase & Co.	12/15/22	(3,687)
MXN	128,000	USD	6,285	Citibank N.A.	1/13/23	299
USD	95,862	MXN	1,955,000	Citibank N.A.	1/13/23	(4,685)
IDR	1,254,018,000	USD	79,651	JPMorgan Chase & Co.	1/13/23	16
SGD	340,888	USD	239,194	JPMorgan Chase & Co.	1/13/23	11,387
USD	221,860	IDR	3,396,458,696	JPMorgan Chase & Co.	1/13/23	6,086
USD	239,350	SGD	340,888	JPMorgan Chase & Co.	1/13/23	(11,232)
EUR	50,409	USD	50,647	Morgan Stanley & Co. Inc.	1/18/23	2,019

Total						$3,137

Abbreviation(s) used in this table:

EUR	— Euro
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
SGD	— Singapore Dollar
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

8	Western Asset Emerging Markets Debt Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Emerging Markets Debt Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third

9

Notes to Schedule of Investments (unaudited) (continued)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

10

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$9,416,952	—	$9,416,952
Corporate Bonds & Notes	—	6,757,369	—	6,757,369

Total Investments	—	$16,174,321	—	$16,174,321

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$22,741	—	$22,741

Total	—	$16,197,062	—	$16,197,062

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$1,672	—	—	$1,672
Forward Foreign Currency Contracts††	—	$19,604	—	19,604

Total	$1,672	$19,604	—	$21,276

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

11

Notes to Schedule of Investments (unaudited) (continued)

all or some portion of the period ended November 30, 2022. The following transactions were effected in such company for the period ended November 30, 2022.

	Affiliate Value at February 28, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2022
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$88,182	$4,469,180	4,469,180	$4,557,362	4,557,362	—	$693	—	—

12